Business Combination - Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Nov. 18, 2025	Aug. 13, 2025
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,347	$ 1,578
Trade payables and other current liabilities	$ (2,130)	$ (2,154)
Micro Foundry Pte Ltd
Disclosure of detailed information about business combination [line items]
Current assets			$ 87
Other noncurrent assets			36
Developed technology			74
In-process research and development			63
Customer relationships			66
Trade payables and other current liabilities			(14)
Other noncurrent liabilities			(34)
Net identifiable assets acquired			278
Add: Goodwill			175
Net assets acquired			$ 453
MIPS Holdings Inc
Disclosure of detailed information about business combination [line items]
Current assets				$ 13
Other noncurrent assets				13
Developed technology				39
In-process research and development				44
Customer relationships				49
Trade payables and other current liabilities				(20)
Other noncurrent liabilities				(7)
Net identifiable assets acquired				131
Add: Goodwill				95
Net assets acquired				$ 226